Intangible assets - Indefinite Lived Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of intangible assets with indefinite useful life [line items]
Value-in-use calculation on detailed financial budgets extrapolated period	10 years	10 years
Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 8,728	£ 9,832
Value-in-use calculation on detailed financial budgets extrapolated period	5 years
Grizzly | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 8,728	£ 9,373
Volume 5 Year CAGR	5.00%	7.60%
Pre-tax discount rates	7.30%	7.60%